ACCUMULATED OTHER COMPREHENSIVE LOSS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
ACCUMULATED OTHER COMPREHENSIVE LOSS
Release of foreign currency translation relating to acquisition of non-controlling interest	$ 178	$ 178
Translation adjustment related to change in functional currency	(728)	(728)
Foreign currency translation adjustments	(6,912)	(7,450)
Total	$ (7,462)	$ (8,000)